Leases - Schedule of Rent Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Rent Expense [Abstract]
Fixed rent	$ 225	$ 183	$ 224
Contingent rent	142	101	98
Lease expense for operating leases	$ 367	$ 284	$ 322